Depreciation Amortization and Impairment - Schedule of Depreciation Amortization and Impairment (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Depreciation Amortisation And Impairment Expense [Abstract]
Depreciation									$ 4,357	$ 5,149	$ 2,724
Amortization									25,481	9,386	6,032
Impairment									2,874	15,167	2,167
Total	$ 10,627	$ 6,931	$ 7,707	$ 7,447	$ 21,638	$ 3,377	$ 2,496	$ 2,191	$ 32,712	$ 29,702	$ 10,923